Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Consolidated net income (loss)	$ (837.1)	$ 50.2	$ 168.0
Less income (loss) from discontinued operations, net of tax	6.7	(27.8)	(24.2)
Income (loss) from continuing operations	(843.8)	78.0	192.2
Adjustments to reconcile consolidated net income (loss) to net cash provided by operating activities:
Depreciation	166.4	157.1	132.8
Amortization	73.2	74.8	69.5
Deferred income taxes	(42.2)	(18.9)	(55.9)
Gain on acquisition of controlling interest			(25.9)
Loss on debt refinancing costs			78.5
Goodwill impairment charges	864.1	4.1
Other long-lived asset impairment charges, net	2.7	13.0	9.3
Other non-cash items	(4.4)	12.9	5.2
Change in operating assets and liabilities:
Receivables	59.8	45.2	(23.4)
Inventories	3.5	14.4	(56.0)
Prepaid expenses and other	8.2	(42.2)	(4.8)
Accounts payable	(21.9)	(25.8)	12.8
Interest payable	0.1	(0.1)	(3.5)
Accrued income taxes	1.2	(10.6)	(5.4)
Accrued compensation	11.2	(27.0)	(2.8)
Other accrued liabilities	(19.9)	13.4	(22.9)
Other	(12.9)	(6.3)	4.1
Cash provided by operating activities - continuing operations	245.3	282.0	303.8
Cash provided by operating activities - discontinued operations	21.8	9.1	21.9
Net cash provided by operating activities	267.1	291.1	325.7
Cash flows from investing activities:
Capital expenditures	(191.9)	(193.1)	(177.9)
Proceeds from sale of assets and other	5.9	6.6	(1.8)
Acquisitions, net of cash acquired		(6.1)	45.9
Cash provided by (used in) investing activities - continuing operations	(186.0)	(192.6)	(133.8)
Cash provided by (used in) investing activities - discontinued operations	44.3	(15.9)	(5.8)
Net cash used in investing activities	(141.7)	(208.5)	(139.6)
Cash flows from financing activities:
Borrowings on ABL revolver		148.9	402.5
Repayments on ABL revolver		(148.9)	(402.5)
Issuance of long-term debt	248.8		450.0
Long-term debt payments	(197.7)	(5.8)	(531.8)
Deferred acquisition payments	(10.0)	(10.0)
Fees paid related to financing activities	(4.1)	(2.2)	(98.1)
Dividends paid	(45.7)	(45.0)	(22.2)
Distribution to noncontrolling interest	(8.4)	(7.7)	(13.3)
Share-based compensation plan activity	(6.0)	(4.6)	(0.8)
Net cash provided by (used in) financing activities	(23.1)	(75.3)	(216.2)
Effect of exchange rate changes on cash and cash equivalents	(11.1)	(7.0)	(3.7)
Net change in cash and cash equivalents	91.2	0.3	(33.8)
Cash and cash equivalents at beginning of year	166.8	166.5	200.3
Cash and cash equivalents at end of year	$ 258.0	$ 166.8	$ 166.5